ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE
	As of December 31, 2025	As of December 31, 2024
Accounts receivable	$2,482,280	1,428,805
Less: allowance for credit losses	(1,491,367)	(1,428,805)
Accounts receivable, net	$990,913	-

SCHEDULE OF ALLOWANCE FOR ACCOUNTS RECEIVABLE

The movement of the allowance for credit losses was as follows:

	For the year ended December 31, 2025	For the year ended December 31, 2024
Balance as of the beginning of year	$1,428,805	407,480
Additions charged to credit losses	-	1,428,805
Effect of disposal subsidiaries	-	(407,480)
Translation adjustments	62,562	-
Balance as of the end of year	$1,491,367	1,428,805